Retirement Plan (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Employee contributions description			The Company matches 50% of employee contributions up to a maximum of 6% of employees’ salary.		The Company matches 50% of employee contributions up to a maximum of 6% of employees’ salary
Contribution cost	$ 0.1	$ 0.1	$ 0.2	$ 0.1	$ 0.2	$ 0.2